Loans and advances to credit institutions	12 Months Ended
Dec. 31, 2020
Loans and advances to credit institutions
Loans and advances to credit institutions

7.   Loans and advances to credit institutions

The breakdown by classification, type and currency of the balances of Loans and advances to credit institutions in the consolidated balance sheets is as follows:

	12/31/2019	12/31/2020

Classification:
Other financial assets at fair value through profit or loss	54,138	59,512
Financial assets at amortized cost	36,895	64,371
	91,033	123,883
Type:
Reciprocal accounts	14,597	11,610
Time deposits	29	10
Guarantee deposits - Collateral delivered for OTC financial derivatives transactions (Note 32)	14,300	27,954
Reverse repurchase agreements	54,138	59,512
Other accounts	7,969	24,797
	91,033	123,883
Currency:
Peso	73,268	94,084
USD	17,429	29,620
Other currencies	336	179
	91,033	123,883

As of December 31, 2019 and 2020, time deposits consist of 29 million pesos and 10 million pesos, respectively related to deposits that the Bank holds in Mexican banks that re-prices every 182 days with a fixed annual interest rate of 1.5%.

As of December 31, 2019 and 2020, 14,300 million pesos and 27,954 million pesos, respectively, of loans and advances to credit institutions, have been pledged in connection with OTC financial derivatives transactions, and are classified as restricted assets within Loans and advances to credit institutions – Financial assets at amortized cost (see Note 32).

As of December 31, 2019 and 2020, 54,097 million pesos and 59,599 million pesos, respectively, of debt instruments have been received as collaterals in connection with reverse repurchase agreement transactions within Loans and advances to credit institutions – Other financial assets at fair value through profit or loss (see Note 31).

Note 45.a includes a breakdown of the remaining maturity of Loans and advances to credit institutions. Additionally, Note 45.d includes the fair value amounts of these assets classified as Loans and advances to credit institutions – Financial assets at amortized cost.